Significant Events in the Reportimg Period (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Disclosure of non-adjusting events after reporting period [text block] [Abstract]
Assets acquired, description			In consideration for the assets acquired, the Company committed to a pay a total amount of $1,654 thousands, of which $1,404 thousands were paid at the closing of the acquisition, and the balance in the amount of $250 thousands will be paid on March 31, 2022.
Acquisition-related costs			$ 140
Payment received			2,000
Sales-based milestone			$ 5,000
Revenue milestone	$ 5,000
Costs associated with termination benefits		$ 561